INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 6	-	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2014	2013
Raw materials	$21,564	$19,647
Work in process	62,269	36,627
Finished goods	4,040	8,530
	$87,873	$64,804

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $1,486 and $2,445 as of December 31, 2014 and 2013, respectively.